Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [text block] [Abstract]
COMMITMENTS
23	COMMITMENTS

	2020	2019
	USD	USD

Capital commitments:
Within one year	33,125,477	79,334,742

Capital commitments relate to construction of phase 2 which is expected to be completed by the end of third quarter of 2021